UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

October 31, 2018

AFHC-QTLY-1218
1.809075.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Biotechnology - 21.6%
Biotechnology - 21.6%
Abeona Therapeutics, Inc. (a)	760,000	$6,536,000
AC Immune SA (a)	410,460	3,398,609
Acceleron Pharma, Inc. (a)	360,000	18,277,200
Acorda Therapeutics, Inc. (a)	500,000	9,555,000
Alexion Pharmaceuticals, Inc. (a)	664,000	74,414,480
Alnylam Pharmaceuticals, Inc. (a)	244,500	19,665,135
Amgen, Inc.	600,000	115,674,000
Amicus Therapeutics, Inc. (a)	319,573	3,572,826
AnaptysBio, Inc. (a)	202,058	15,097,774
Argenx SE ADR (a)	280,000	22,402,800
Array BioPharma, Inc. (a)	1,240,000	20,088,000
Ascendis Pharma A/S sponsored ADR (a)	300,000	19,287,000
Atara Biotherapeutics, Inc. (a)	500,000	17,085,000
Audentes Therapeutics, Inc. (a)	420,000	11,844,000
BeiGene Ltd. ADR (a)	205,000	25,817,700
Biogen, Inc. (a)	46,000	13,996,420
bluebird bio, Inc. (a)	116,330	13,343,051
Blueprint Medicines Corp. (a)	360,100	21,883,277
Cellectis SA sponsored ADR (a)	256,526	6,513,195
CytomX Therapeutics, Inc. (a)	204,727	2,919,407
FibroGen, Inc. (a)	260,028	11,147,400
GlycoMimetics, Inc. (a)	500,000	6,290,000
Insmed, Inc. (a)	1,140,000	16,644,000
Intercept Pharmaceuticals, Inc. (a)	119,544	11,477,419
La Jolla Pharmaceutical Co. (a)(b)	240,000	3,912,000
Neurocrine Biosciences, Inc. (a)	470,000	50,360,500
Sage Therapeutics, Inc. (a)	8,100	1,042,308
Sarepta Therapeutics, Inc. (a)(b)	720,000	96,307,200
Scholar Rock Holding Corp. (b)	17,200	404,028
uniQure B.V. (a)	220,000	5,660,600
Vertex Pharmaceuticals, Inc. (a)	470,000	79,646,200
Viking Therapeutics, Inc. (a)(b)	560,000	7,616,000
Xencor, Inc. (a)	464,700	15,204,984
		747,083,513
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	240,000	4,574,400
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Allakos, Inc. (a)	61,019	2,950,269
Health Care Equipment & Supplies - 29.0%
Health Care Equipment - 27.7%
Atricure, Inc. (a)	683,400	21,738,954
Baxter International, Inc.	1,000,000	62,510,000
Becton, Dickinson & Co.	1,060,000	244,330,000
Boston Scientific Corp. (a)	6,700,000	242,138,000
Danaher Corp.	200,000	19,880,000
Fisher & Paykel Healthcare Corp.	1,100,000	9,762,148
Insulet Corp. (a)	478,700	42,226,127
Integra LifeSciences Holdings Corp. (a)	649,856	34,812,786
Intuitive Surgical, Inc. (a)	114,000	59,414,520
Masimo Corp. (a)	220,000	25,432,000
Penumbra, Inc. (a)	310,000	42,160,000
Stryker Corp.	520,000	84,354,400
Teleflex, Inc.	117,000	28,166,580
Wright Medical Group NV (a)	1,580,000	42,628,400
		959,553,915
Health Care Supplies - 1.3%
Align Technology, Inc. (a)	140,000	30,968,000
ICU Medical, Inc. (a)	50,000	12,736,500
		43,704,500

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,003,258,415

Health Care Providers & Services - 29.1%
Health Care Distributors & Services - 2.2%
Amplifon SpA	103,872	1,842,409
EBOS Group Ltd.	1,274,589	17,333,317
Henry Schein, Inc. (a)	690,000	57,270,000
		76,445,726
Health Care Facilities - 3.9%
HCA Holdings, Inc.	1,000,000	133,530,000
Health Care Services - 1.2%
1Life Healthcare, Inc. (a)(c)(d)	160,901	1,999,999
G1 Therapeutics, Inc. (a)	430,000	17,204,300
Premier, Inc. (a)	300,000	13,500,000
United Drug PLC (United Kingdom)	1,280,000	10,340,127
		43,044,426
Managed Health Care - 21.8%
Centene Corp. (a)	486,000	63,335,520
Cigna Corp.	440,000	94,076,400
Humana, Inc.	514,000	164,690,740
Molina Healthcare, Inc. (a)	78,000	9,888,060
Notre Dame Intermedica Participacoes SA	2,600,000	16,858,256
UnitedHealth Group, Inc.	1,390,000	363,276,502
Wellcare Health Plans, Inc. (a)	160,000	44,158,400
		756,283,878

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,009,304,030

Health Care Technology - 1.1%
Health Care Technology - 1.1%
Castlight Health, Inc. (a)	336,800	831,896
Castlight Health, Inc. Class B (a)	551,100	1,361,217
Teladoc Health, Inc. (a)(b)	500,000	34,670,000
		36,863,113
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Lonza Group AG	80,000	25,156,134
Morphosys AG (a)	118,000	10,932,791
		36,088,925
Pharmaceuticals - 15.0%
Pharmaceuticals - 15.0%
Allergan PLC	72,000	11,376,720
Amneal Pharmaceuticals, Inc. (a)	300,000	5,535,000
Amneal Pharmaceuticals, Inc. (c)	675,676	12,466,222
AstraZeneca PLC (United Kingdom)	1,860,000	142,270,782
Dechra Pharmaceuticals PLC	1,000,000	29,219,652
Eli Lilly & Co.	560,000	60,726,400
Indivior PLC (a)	2,700,000	6,500,222
Mylan NV (a)	1,000,000	31,250,000
MyoKardia, Inc. (a)	150,200	7,951,588
Nektar Therapeutics (a)	740,000	28,623,200
Perrigo Co. PLC	560,000	39,368,000
Recordati SpA	280,000	9,488,889
Roche Holding AG (participation certificate)	392,900	95,617,091
RPI International Holdings LP (a)(c)(d)	61,683	9,102,560
The Medicines Company (a)	463,800	10,787,988
Theravance Biopharma, Inc. (a)	549,935	13,346,922
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	3,000,000	5,754,302
Zogenix, Inc. (a)	14,498	605,436
		519,990,974
Software - 0.8%
Application Software - 0.8%
Benefitfocus, Inc. (a)	747,031	26,542,011
TOTAL COMMON STOCKS
(Cost $2,640,840,180)		3,386,655,650

Convertible Preferred Stocks - 0.7%
Biotechnology - 0.3%
Biotechnology - 0.3%
BioNTech AG:
Series A (c)(d)	27,793	7,991,447
Series A (d)	6,787	1,951,497
Generation Bio Series B (c)(d)	52,700	481,978
		10,424,922
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	322,145	4,004,262
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	4,262,580	4,262,580
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(c)(d)	1,003,280	3,120,201
Series D (c)(d)	884,245	2,750,002
		5,870,203
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $20,254,547)		24,561,967

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 2.23% (e)	62,909,827	62,922,409
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	51,700,890	51,706,060
TOTAL MONEY MARKET FUNDS
(Cost $114,628,469)		114,628,469
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $2,775,723,196)		3,525,846,086
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(62,211,979)
NET ASSETS - 100%		$3,463,634,107

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,179,253 or 1.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc.	9/28/18	$1,999,999
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
Amneal Pharmaceuticals, Inc.	5/4/18	$12,331,087
BioNTech AG Series A	12/29/17	$6,086,907
Generation Bio Series B	2/21/18	$481,978
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Outset Medical, Inc. Series C	4/19/17	$2,600,000
Outset Medical, Inc. Series D	8/20/18	$2,750,002
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$312,351
Fidelity Securities Lending Cash Central Fund	51,432
Total	$363,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,386,655,650	$3,137,665,218	$237,887,873	$11,102,559
Convertible Preferred Stocks	24,561,967	--	--	24,561,967
Money Market Funds	114,628,469	114,628,469	--	--
Total Investments in Securities:	$3,525,846,086	$3,252,293,687	$237,887,873	$35,664,526

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$25,071,084
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	3,891,944
Cost of Purchases	6,701,498
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$35,664,526
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$3,891,944

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

October 31, 2018

AFFS-QTLY-1218
1.809094.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Banks - 33.2%
Diversified Banks - 17.8%
Bank of America Corp.	894,356	$24,594,790
Citigroup, Inc.	391,605	25,634,463
JPMorgan Chase & Co.	130,231	14,197,784
Wells Fargo & Co.	297,578	15,840,077
		80,267,114
Regional Banks - 15.4%
BOK Financial Corp.	26,416	2,264,644
First Citizen Bancshares, Inc.	7,100	3,029,073
First Hawaiian, Inc.	108,500	2,688,630
First Horizon National Corp.	532,116	8,588,352
Huntington Bancshares, Inc.	1,139,120	16,323,590
M&T Bank Corp.	75,900	12,554,619
PNC Financial Services Group, Inc.	132,931	17,080,304
Popular, Inc.	94,917	4,936,633
Signature Bank	18,600	2,044,140
		69,509,985

TOTAL BANKS		149,777,099

Capital Markets - 21.2%
Asset Management & Custody Banks - 6.0%
Apollo Global Management LLC Class A	59,500	1,750,490
Bank of New York Mellon Corp.	297,500	14,080,675
Northern Trust Corp.	92,800	8,729,696
Oaktree Capital Group LLC Class A	65,600	2,744,048
		27,304,909
Financial Exchanges & Data - 4.3%
Cboe Global Markets, Inc.	170,873	19,283,018
Investment Banking & Brokerage - 10.9%
E*TRADE Financial Corp.	226,380	11,187,700
Goldman Sachs Group, Inc.	44,640	10,060,517
Hamilton Lane, Inc. Class A	82,700	3,174,026
Investment Technology Group, Inc.	148,875	4,091,085
PJT Partners, Inc.	48,800	2,212,592
TD Ameritrade Holding Corp.	298,300	15,428,076
Virtu Financial, Inc. Class A (a)	124,500	2,953,140
		49,107,136

TOTAL CAPITAL MARKETS		95,695,063

Consumer Finance - 9.5%
Consumer Finance - 9.5%
Capital One Financial Corp.	195,738	17,479,403
OneMain Holdings, Inc. (b)	206,600	5,892,232
SLM Corp. (b)	1,035,700	10,501,998
Synchrony Financial	315,700	9,117,416
		42,991,049
Diversified Financial Services - 2.9%
Multi-Sector Holdings - 2.9%
Berkshire Hathaway, Inc. Class B (b)	64,519	13,244,460
Insurance - 24.1%
Insurance Brokers - 1.1%
Willis Group Holdings PLC	34,200	4,896,072
Life & Health Insurance - 5.1%
MetLife, Inc.	316,800	13,048,992
Torchmark Corp.	120,780	10,225,235
		23,274,227
Multi-Line Insurance - 6.1%
American International Group, Inc.	282,500	11,664,425
Hartford Financial Services Group, Inc.	349,100	15,856,122
		27,520,547
Property & Casualty Insurance - 9.1%
Aspen Insurance Holdings Ltd.	13,400	561,192
Axis Capital Holdings Ltd.	64,600	3,604,034
Beazley PLC	445,300	3,002,437
FNF Group	345,950	11,572,028
Hiscox Ltd.	170,900	3,556,275
RSA Insurance Group PLC	369,900	2,668,518
The Travelers Companies, Inc.	128,000	16,016,640
		40,981,124
Reinsurance - 2.7%
Reinsurance Group of America, Inc.	84,400	12,016,028

TOTAL INSURANCE		108,687,998

Mortgage Real Estate Investment Trusts - 2.7%
Mortgage REITs - 2.7%
AGNC Investment Corp.	318,200	5,676,688
MFA Financial, Inc.	967,098	6,701,989
		12,378,677
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Equifax, Inc.	41,300	4,189,472
Software - 0.8%
Application Software - 0.8%
Black Knight, Inc. (b)	68,983	3,364,301
Thrifts & Mortgage Finance - 2.5%
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (b)	123,300	4,860,486
MGIC Investment Corp. (b)	398,200	4,862,022
Radian Group, Inc.	74,000	1,420,060
		11,142,568
TOTAL COMMON STOCKS
(Cost $431,052,295)		441,470,687

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.23% (c)	9,662,298	9,664,230
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	894,736	894,825
TOTAL MONEY MARKET FUNDS
(Cost $10,559,055)		10,559,055
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $441,611,350)		452,029,742
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(716,150)
NET ASSETS - 100%		$451,313,592

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,839
Fidelity Securities Lending Cash Central Fund	295
Total	$70,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

October 31, 2018

AFCY-QTLY-1218
1.809093.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Aerospace & Defense - 26.6%
Aerospace & Defense - 26.6%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,006,600	$7,285,544
General Dynamics Corp.	151,962	26,225,602
Huntington Ingalls Industries, Inc.	63,600	13,895,328
Moog, Inc. Class A	88,400	6,325,020
Northrop Grumman Corp.	140,900	36,908,755
Raytheon Co.	60,800	10,642,432
Rockwell Collins, Inc.	44,800	5,735,296
Spirit AeroSystems Holdings, Inc. Class A	74,100	6,225,141
Teledyne Technologies, Inc. (a)	19,165	4,240,831
Textron, Inc.	56,100	3,008,643
The Boeing Co.	65,700	23,314,302
TransDigm Group, Inc. (a)	18,900	6,241,725
United Technologies Corp.	390,451	48,497,917
		198,546,536
Air Freight & Logistics - 4.4%
Air Freight & Logistics - 4.4%
C.H. Robinson Worldwide, Inc.	61,500	5,475,345
FedEx Corp.	84,700	18,662,798
XPO Logistics, Inc. (a)	93,500	8,357,030
		32,495,173
Airlines - 2.8%
Airlines - 2.8%
Southwest Airlines Co.	265,200	13,021,320
Spirit Airlines, Inc. (a)	148,300	7,696,770
		20,718,090
Building Products - 2.5%
Building Products - 2.5%
A.O. Smith Corp.	82,584	3,760,050
Jeld-Wen Holding, Inc. (a)	150,300	2,443,878
Lennox International, Inc.	27,600	5,820,564
Masco Corp.	142,700	4,281,000
Owens Corning	29,700	1,403,919
Resideo Technologies, Inc. (a)	49,255	1,036,818
		18,746,229
Commercial Services & Supplies - 3.7%
Diversified Support Services - 1.5%
Cintas Corp.	62,600	11,385,062
Environmental & Facility Services - 2.2%
Waste Connection, Inc. (United States)	212,000	16,205,280

TOTAL COMMERCIAL SERVICES & SUPPLIES		27,590,342

Construction & Engineering - 4.6%
Construction & Engineering - 4.6%
Fluor Corp.	244,800	10,736,928
Jacobs Engineering Group, Inc.	231,300	17,368,317
KBR, Inc.	310,800	6,147,624
		34,252,869
Construction Materials - 0.1%
Construction Materials - 0.1%
nVent Electric PLC	22,300	544,566
Electrical Equipment - 7.2%
Electrical Components & Equipment - 7.1%
Acuity Brands, Inc.	45,200	5,678,928
AMETEK, Inc.	118,226	7,930,600
Emerson Electric Co.	276,300	18,755,244
Fortive Corp.	277,166	20,579,576
		52,944,348
Heavy Electrical Equipment - 0.1%
Melrose Industries PLC	476,402	1,026,972

TOTAL ELECTRICAL EQUIPMENT		53,971,320

Industrial Conglomerates - 10.9%
Industrial Conglomerates - 10.9%
General Electric Co.	2,938,648	29,680,345
Honeywell International, Inc.	295,533	42,799,089
ITT, Inc.	178,900	9,034,450
		81,513,884
Machinery - 21.1%
Agricultural & Farm Machinery - 1.8%
Deere & Co.	96,700	13,097,048
Construction Machinery & Heavy Trucks - 7.7%
Allison Transmission Holdings, Inc.	325,800	14,361,264
Caterpillar, Inc.	206,000	24,991,920
Cummins, Inc.	42,400	5,795,656
PACCAR, Inc.	128,300	7,340,043
WABCO Holdings, Inc. (a)	47,100	5,060,895
		57,549,778
Industrial Machinery - 11.6%
Gardner Denver Holdings, Inc. (a)	669,800	18,124,788
IDEX Corp.	37,429	4,746,746
Illinois Tool Works, Inc.	3,000	382,710
Ingersoll-Rand PLC	420,900	40,381,146
Parker Hannifin Corp.	49,500	7,505,685
Snap-On, Inc.	98,300	15,132,302
		86,273,377

TOTAL MACHINERY		156,920,203

Professional Services - 3.3%
Research & Consulting Services - 3.3%
IHS Markit Ltd. (a)	262,600	13,794,378
Nielsen Holdings PLC	407,000	10,573,860
		24,368,238
Road & Rail - 9.9%
Railroads - 8.3%
Kansas City Southern	61,800	6,301,128
Norfolk Southern Corp.	98,900	16,598,387
Union Pacific Corp.	263,900	38,587,458
		61,486,973
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	39,984	4,422,630
Knight-Swift Transportation Holdings, Inc. Class A	243,400	7,788,800
		12,211,430

TOTAL ROAD & RAIL		73,698,403

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Bunzl PLC	134,700	3,978,931
HD Supply Holdings, Inc. (a)	101,000	3,794,570
Univar, Inc. (a)	105,026	2,585,740
		10,359,241
TOTAL COMMON STOCKS
(Cost $617,125,066)		733,725,094

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $5,699,509)	5,698,369	5,699,509
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $622,824,575)		739,424,603
NET OTHER ASSETS (LIABILITIES) - 0.8%		5,659,111
NET ASSETS - 100%		$745,083,714

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,558
Fidelity Securities Lending Cash Central Fund	3,521
Total	$29,079

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

October 31, 2018

AFCI-QTLY-1218
1.809085.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	3,700	$330,706
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Aptiv PLC	8,400	645,120
Lear Corp.	3,600	478,440
Tenneco, Inc.	400	13,772
		1,137,332
Automobiles - 2.5%
Automobile Manufacturers - 2.5%
Ferrari NV (b)	5,600	655,816
General Motors Co.	72,200	2,641,798
Tesla, Inc. (a)	17,628	5,946,277
Thor Industries, Inc.	15,900	1,107,276
		10,351,167
Beverages - 0.7%
Distillers & Vintners - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	11,600	2,311,068
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	12,540	662,739

TOTAL BEVERAGES		2,973,807

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	13,100	393,000
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	1,000	393,470
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	12,336	603,354
Distributors - 0.5%
Distributors - 0.5%
LKQ Corp. (a)	59,995	1,636,064
Pool Corp.	3,643	530,967
		2,167,031
Diversified Consumer Services - 1.2%
Education Services - 0.7%
Adtalem Global Education, Inc. (a)	9,400	475,922
Arco Platform Ltd. Class A	3,500	74,585
Grand Canyon Education, Inc. (a)	14,789	1,844,188
New Oriental Education & Technology Group, Inc. sponsored ADR	8,400	491,484
		2,886,179
Specialized Consumer Services - 0.5%
Frontdoor, Inc. (a)	3,000	102,150
Service Corp. International	4,400	182,468
ServiceMaster Global Holdings, Inc. (a)	6,000	257,280
Weight Watchers International, Inc. (a)	21,143	1,397,552
		1,939,450

TOTAL DIVERSIFIED CONSUMER SERVICES		4,825,629

Entertainment - 8.6%
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc.	6,019	415,612
Movies & Entertainment - 8.5%
Cinemark Holdings, Inc.	42,200	1,754,254
Liberty Media Corp. Liberty Formula One Group Series C (a)	8,500	281,180
Lions Gate Entertainment Corp. Class B	1,800	32,022
Live Nation Entertainment, Inc. (a)	16,100	842,030
Netflix, Inc. (a)	50,928	15,369,052
The Walt Disney Co.	138,606	15,916,127
World Wrestling Entertainment, Inc. Class A	3,800	275,842
		34,470,507

TOTAL ENTERTAINMENT		34,886,119

Food & Staples Retailing - 1.1%
Food Distributors - 0.6%
Performance Food Group Co. (a)	82,900	2,430,628
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc.	44,300	981,245
Costco Wholesale Corp.	700	160,041
Walmart, Inc.	8,200	822,296
		1,963,582

TOTAL FOOD & STAPLES RETAILING		4,394,210

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	4,200	174,006
Hotels, Restaurants & Leisure - 22.1%
Casinos & Gaming - 3.0%
Boyd Gaming Corp.	22,200	589,632
Caesars Entertainment Corp. (a)(b)	95,368	819,211
Churchill Downs, Inc.	1,736	433,323
Eldorado Resorts, Inc. (a)	57,840	2,111,160
Las Vegas Sands Corp.	80,380	4,101,791
Melco Crown Entertainment Ltd. sponsored ADR	9,484	157,719
MGM Mirage, Inc.	86,100	2,297,148
Penn National Gaming, Inc. (a)	52,682	1,279,119
PlayAGS, Inc. (a)	7,400	179,450
Wynn Resorts Ltd.	2,842	285,905
		12,254,458
Hotels, Resorts & Cruise Lines - 7.8%
Accor SA	5,200	238,065
Bluegreen Vacations Corp.	26,100	341,910
Carnival Corp.	59,000	3,306,360
Hilton Grand Vacations, Inc. (a)	52,100	1,399,927
Hilton Worldwide Holdings, Inc.	86,500	6,156,205
Hyatt Hotels Corp. Class A	12,200	844,240
Marriott International, Inc. Class A	56,726	6,630,702
Marriott Vacations Worldwide Corp.	26,200	2,318,438
Royal Caribbean Cruises Ltd.	66,200	6,933,126
Wyndham Destinations, Inc.	41,120	1,475,386
Wyndham Hotels & Resorts, Inc.	42,680	2,103,697
		31,748,056
Leisure Facilities - 1.4%
Cedar Fair LP (depositary unit)	9,300	476,718
Drive Shack, Inc. (a)	76,000	405,840
Planet Fitness, Inc. (a)	39,800	1,953,782
Vail Resorts, Inc.	11,340	2,849,969
YETI Holdings, Inc.	9,800	156,114
		5,842,423
Restaurants - 9.9%
ARAMARK Holdings Corp.	53,800	1,932,496
Chipotle Mexican Grill, Inc. (a)	2,000	920,660
Compass Group PLC	11,300	222,432
Darden Restaurants, Inc.	15,861	1,689,990
Del Frisco's Restaurant Group, Inc. (a)	21,160	142,830
Dine Brands Global, Inc.	3,100	251,224
Domino's Pizza, Inc.	8,600	2,311,594
Dunkin' Brands Group, Inc.	19,978	1,449,604
Jack in the Box, Inc.	4,707	371,524
McDonald's Corp.	97,900	17,318,510
Restaurant Brands International, Inc.	35,500	1,944,821
Ruth's Hospitality Group, Inc.	7,707	208,320
Shake Shack, Inc. Class A (a)	2,800	148,092
Starbucks Corp.	120,751	7,036,161
Texas Roadhouse, Inc. Class A	9,671	584,709
U.S. Foods Holding Corp. (a)	63,700	1,858,129
Wendy's Co.	29,346	505,925
Wingstop, Inc.	4,867	304,772
Yum! Brands, Inc.	12,500	1,130,125
		40,331,918

TOTAL HOTELS, RESTAURANTS & LEISURE		90,176,855

Household Durables - 2.5%
Home Furnishings - 0.2%
Mohawk Industries, Inc. (a)	7,000	873,110
Homebuilding - 2.2%
Cavco Industries, Inc. (a)	3,487	699,527
D.R. Horton, Inc.	77,300	2,779,708
Lennar Corp.:
Class A	50,500	2,170,490
Class B	546	19,530
LGI Homes, Inc. (a)(b)	3,348	143,261
New Home Co. LLC (a)	13,900	99,107
NVR, Inc. (a)	920	2,059,908
Taylor Morrison Home Corp. (a)	23,000	380,420
TRI Pointe Homes, Inc. (a)	43,600	518,840
		8,870,791
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	82,000	383,757

TOTAL HOUSEHOLD DURABLES		10,127,658

Household Products - 0.0%
Household Products - 0.0%
Energizer Holdings, Inc.	100	5,877
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,979	2,158,258
Internet & Direct Marketing Retail - 22.1%
Internet & Direct Marketing Retail - 22.1%
Amazon.com, Inc. (a)	48,255	77,111,968
Boohoo.Com PLC (a)	57,700	157,018
Liberty Interactive Corp. QVC Group Series A (a)	85,936	1,885,436
The Booking Holdings, Inc. (a)	5,710	10,703,852
Wayfair LLC Class A (a)	2,905	320,392
Zalando SE (a)	1,800	69,726
Zozo, Inc.	3,500	84,340
		90,332,732
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Adyen BV (c)	356	230,281
Global Payments, Inc.	4,500	514,035
PayPal Holdings, Inc. (a)	11,928	1,004,218
		1,748,534
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	137,796	1,871,270
Media - 5.8%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	5,100	118,116
Broadcasting - 0.1%
CBS Corp. Class B	6,619	379,600
Cable & Satellite - 5.7%
Charter Communications, Inc. Class A (a)	33,805	10,830,108
Comcast Corp. Class A	308,994	11,785,031
Naspers Ltd. Class N	3,700	650,257
		23,265,396

TOTAL MEDIA		23,763,112

Multiline Retail - 4.7%
Department Stores - 0.5%
Future Retail Ltd.	36,655	242,426
Macy's, Inc.	49,800	1,707,642
		1,950,068
General Merchandise Stores - 4.2%
B&M European Value Retail S.A.	74,954	399,320
Dollar General Corp.	55,100	6,137,038
Dollar Tree, Inc. (a)	106,256	8,957,381
Ollie's Bargain Outlet Holdings, Inc. (a)	9,507	883,200
Target Corp.	7,900	660,677
		17,037,616

TOTAL MULTILINE RETAIL		18,987,684

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,200	164,928
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (a)(b)	14,235	219,931
Software - 0.4%
Application Software - 0.4%
2U, Inc. (a)	16,516	1,039,022
Adobe, Inc.(a)	1,085	266,650
MINDBODY, Inc. (a)	2,945	93,769
SurveyMonkey	1,000	10,710
		1,410,151
Specialty Retail - 19.2%
Apparel Retail - 6.3%
Burlington Stores, Inc. (a)	46,100	7,905,689
Inditex SA	10,638	300,385
Ross Stores, Inc.	73,533	7,279,767
The Children's Place Retail Stores, Inc.	5,937	886,988
TJX Companies, Inc.	86,911	9,549,781
		25,922,610
Automotive Retail - 2.3%
AutoZone, Inc. (a)	4,600	3,373,962
Monro, Inc.	9,578	712,603
O'Reilly Automotive, Inc. (a)	16,432	5,270,564
		9,357,129
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	8,200	575,312
Home Improvement Retail - 9.7%
Floor & Decor Holdings, Inc. Class A (a)	21,611	552,809
Home Depot, Inc.	154,020	27,089,038
Lowe's Companies, Inc.	123,600	11,769,192
		39,411,039
Specialty Stores - 0.8%
Five Below, Inc. (a)	500	56,910
Tiffany & Co., Inc.	8,400	934,920
Ulta Beauty, Inc. (a)	8,109	2,226,083
		3,217,913

TOTAL SPECIALTY RETAIL		78,484,003

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	3,924	858,807
Textiles, Apparel & Luxury Goods - 5.6%
Apparel, Accessories & Luxury Goods - 3.1%
adidas AG	3,728	878,284
Canada Goose Holdings, Inc. (a)	5,600	305,768
Carter's, Inc.	10,400	998,192
G-III Apparel Group Ltd. (a)	9,102	362,806
Kering SA	1,522	678,524
lululemon athletica, Inc. (a)	2,200	309,606
LVMH Moet Hennessy - Louis Vuitton SA	3,599	1,091,956
Michael Kors Holdings Ltd. (a)	7,900	437,739
Prada SpA	68,700	242,668
PVH Corp.	43,699	5,278,402
Swatch Group AG (Bearer)	720	243,634
Tapestry, Inc.	25,600	1,083,136
VF Corp.	11,000	911,680
		12,822,395
Footwear - 2.5%
NIKE, Inc. Class B	132,734	9,960,359
Wolverine World Wide, Inc.	5,700	200,469
		10,160,828

TOTAL TEXTILES, APPAREL & LUXURY GOODS		22,983,223

Tobacco - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc.	8,700	766,209
TOTAL COMMON STOCKS
(Cost $317,432,472)		406,689,063

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.23% (d)	459,142	459,234
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	3,685,802	3,686,171
TOTAL MONEY MARKET FUNDS
(Cost $4,145,405)		4,145,405
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $321,577,877)		410,834,468
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,843,691)
NET ASSETS - 100%		$407,990,777

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,281 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,406
Fidelity Securities Lending Cash Central Fund	5,109
Total	$25,515

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$406,689,063	$405,597,107	$1,091,956	$--
Money Market Funds	4,145,405	4,145,405	--	--
Total Investments in Securities:	$410,834,468	$409,742,512	$1,091,956	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Utilities Fund

October 31, 2018

AFUG-QTLY-1218
1.809068.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Diversified Telecommunication Services - 2.0%
Integrated Telecommunication Services - 2.0%
AT&T, Inc.	249,800	$7,663,864
Electric Utilities - 58.5%
Electric Utilities - 58.5%
American Electric Power Co., Inc.	153,500	11,260,760
Duke Energy Corp.	60,137	4,969,120
Edison International	285,676	19,823,058
El Paso Electric Co.	52,200	2,978,010
Entergy Corp.	178,905	15,019,075
Evergy, Inc.	295,923	16,568,729
Eversource Energy	162,900	10,305,054
Exelon Corp.	580,591	25,435,692
FirstEnergy Corp.	593,660	22,131,645
NextEra Energy, Inc.	150,186	25,907,084
PG&E Corp.	435,171	20,370,355
Pinnacle West Capital Corp.	110,600	9,096,850
PPL Corp.	572,523	17,404,699
Southern Co.	415,200	18,696,456
Vistra Energy Corp. (a)	474,388	10,735,400
		230,701,987
Entertainment - 1.4%
Movies & Entertainment - 1.4%
Twenty-First Century Fox, Inc. Class A	123,100	5,603,512
Gas Utilities - 2.3%
Gas Utilities - 2.3%
AltaGas Ltd. (b)	87,600	1,101,280
Chesapeake Utilities Corp.	9,939	789,654
South Jersey Industries, Inc.	239,304	7,069,040
		8,959,974
Independent Power and Renewable Electricity Producers - 4.1%
Independent Power Producers & Energy Traders - 2.5%
NRG Energy, Inc.	123,872	4,482,928
NRG Yield, Inc. Class C	138,500	2,715,985
The AES Corp.	179,420	2,615,944
		9,814,857
Renewable Electricity - 1.6%
NextEra Energy Partners LP	138,142	6,289,605

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		16,104,462

Media - 0.7%
Cable & Satellite - 0.7%
Charter Communications, Inc. Class A (a)	9,000	2,883,330
Multi-Utilities - 26.7%
Multi-Utilities - 26.7%
Avangrid, Inc.	157,494	7,403,793
CenterPoint Energy, Inc.	374,000	10,101,740
Dominion Resources, Inc.	323,900	23,132,938
NiSource, Inc.	322,470	8,177,839
Public Service Enterprise Group, Inc.	469,738	25,098,101
SCANA Corp.	249,063	9,974,973
Sempra Energy	194,568	21,425,828
		105,315,212
Oil, Gas & Consumable Fuels - 2.2%
Oil & Gas Exploration & Production - 0.7%
Noble Energy, Inc.	79,600	1,978,060
PDC Energy, Inc. (a)	21,000	891,450
		2,869,510
Oil & Gas Storage & Transport - 1.5%
Cheniere Energy, Inc. (a)	79,751	4,817,758
Noble Midstream Partners LP	24,900	850,086
		5,667,844

TOTAL OIL, GAS & CONSUMABLE FUELS		8,537,354

TOTAL COMMON STOCKS
(Cost $336,356,211)		385,769,695

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.23% (c)	6,980,317	6,981,714
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	1,161,334	1,161,450
TOTAL MONEY MARKET FUNDS
(Cost $8,143,164)		8,143,164
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $344,499,375)		393,912,859
NET OTHER ASSETS (LIABILITIES) - 0.1%		260,275
NET ASSETS - 100%		$394,173,134

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,963
Fidelity Securities Lending Cash Central Fund	575
Total	$39,538

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

October 31, 2018

AFTF-QTLY-1218
1.809103.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Communications Equipment - 0.2%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	141,500	$3,404,490
Consumer Finance - 0.0%
Consumer Finance - 0.0%
51 Credit Card, Inc.	381,000	202,113
Diversified Consumer Services - 0.0%
Education Services - 0.0%
China Online Education Group sponsored ADR (a)(b)	2,563	21,965
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Jianpu Technology, Inc. ADR (a)(b)	75,322	375,104
Electronic Equipment & Components - 4.3%
Electronic Components - 1.8%
LG Innotek Co. Ltd.	130,522	14,184,687
Murata Manufacturing Co. Ltd.	78,700	11,972,221
Samsung Electro-Mechanics Co. Ltd.	81,809	8,460,528
Taiyo Yuden Co. Ltd. (b)	78,000	1,570,709
		36,188,145
Electronic Equipment & Instruments - 1.5%
Chroma ATE, Inc.	1,942,173	6,806,278
Trimble, Inc. (a)	662,796	24,775,314
		31,581,592
Technology Distributors - 1.0%
Dell Technologies, Inc. (a)	226,560	20,478,758

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		88,248,495

Entertainment - 9.1%
Interactive Home Entertainment - 8.4%
Activision Blizzard, Inc.	1,201,470	82,961,504
Electronic Arts, Inc. (a)	545,400	49,620,492
Nintendo Co. Ltd.	54,800	17,108,718
Nintendo Co. Ltd. ADR	185,900	7,274,267
Take-Two Interactive Software, Inc. (a)	113,500	14,626,745
		171,591,726
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	46,500	14,032,770

TOTAL ENTERTAINMENT		185,624,496

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (c)(d)	1,469,829	8,245,741
Interactive Media & Services - 11.6%
Interactive Media & Services - 11.6%
Alphabet, Inc.:
Class A (a)	91,287	99,555,776
Class C (a)	58,855	63,373,298
Eventbrite, Inc.	2,700	76,410
Facebook, Inc. Class A (a)	484,111	73,483,209
		236,488,693
Internet & Direct Marketing Retail - 2.2%
Internet & Direct Marketing Retail - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	43,200	6,146,496
Amazon.com, Inc. (a)	10,600	16,938,906
Meituan Dianping Class B	3,559,399	20,711,096
		43,796,498
IT Services - 10.3%
Data Processing & Outsourced Services - 9.7%
Adyen BV (e)	1,200	776,228
FleetCor Technologies, Inc. (a)	78,300	15,662,349
Global Payments, Inc.	68,300	7,801,909
PayPal Holdings, Inc. (a)	738,100	62,140,639
Square, Inc. (a)	440,000	32,318,000
Total System Services, Inc.	38,153	3,477,646
Visa, Inc. Class A	546,700	75,362,595
		197,539,366
Internet Services & Infrastructure - 0.3%
MongoDB, Inc. Class A (b)	44,035	3,588,853
Okta, Inc. (a)	50,900	2,970,524
		6,559,377
IT Consulting & Other Services - 0.3%
DXC Technology Co.	86,400	6,292,512

TOTAL IT SERVICES		210,391,255

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(d)	387,462	615,724
Machinery - 0.8%
Industrial Machinery - 0.8%
Minebea Mitsumi, Inc.	1,010,700	15,461,715
Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
SMS Co., Ltd.	45,700	765,886
WageWorks, Inc. (a)	28,744	1,144,299
		1,910,185
Semiconductors & Semiconductor Equipment - 10.5%
Semiconductor Equipment - 0.4%
Sino-American Silicon Products, Inc.	4,481,000	8,336,610
SunEdison, Inc. (a)(d)	500	0
		8,336,610
Semiconductors - 10.1%
Advanced Micro Devices, Inc. (a)	853,200	15,536,772
ams AG	297,644	11,578,903
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	107,627	1,418,524
Himax Technologies, Inc. sponsored ADR (b)	2,132,645	11,324,345
MACOM Technology Solutions Holdings, Inc. (a)	240,900	3,389,463
Marvell Technology Group Ltd.	1,376,261	22,584,443
Nanya Technology Corp.	9,767,000	16,214,977
NVIDIA Corp.	361,150	76,141,255
Qualcomm, Inc.	643,550	40,472,860
Semtech Corp. (a)	110,998	4,988,250
Silicon Laboratories, Inc. (a)	21,100	1,720,283
		205,370,075

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		213,706,685

Software - 33.3%
Application Software - 16.4%
Adobe, Inc. (a)	235,616	57,904,988
Atlassian Corp. PLC (a)	33,300	2,527,803
Autodesk, Inc. (a)	303,900	39,279,075
Citrix Systems, Inc.	250,200	25,637,994
Ellie Mae, Inc. (a)	43,100	2,856,668
Envestnet, Inc. (a)	145	7,543
HubSpot, Inc. (a)	30,400	4,123,760
Intuit, Inc.	150,200	31,692,200
Kingsoft Corp. Ltd.	4,511,000	6,385,159
Nutanix, Inc. Class B (a)(e)	39,963	1,658,864
Parametric Technology Corp. (a)	505,350	41,645,894
SailPoint Technologies Holding, Inc. (a)	10,800	281,232
Salesforce.com, Inc. (a)	439,219	60,278,416
Splunk, Inc. (a)	55,300	5,521,152
SS&C Technologies Holdings, Inc.	204,200	10,446,872
Ultimate Software Group, Inc. (a)	121,538	32,405,677
Xunlei Ltd. sponsored ADR (a)	747,844	4,524,456
Zendesk, Inc. (a)	107,200	5,892,784
		333,070,537
Systems Software - 16.9%
Microsoft Corp.	2,866,200	306,138,817
Oracle Corp.	119,500	5,836,380
Red Hat, Inc. (a)	150,400	25,814,656
ServiceNow, Inc. (a)	41,300	7,476,952
		345,266,805

TOTAL SOFTWARE		678,337,342

Technology Hardware, Storage & Peripherals - 12.0%
Technology Hardware, Storage & Peripherals - 12.0%
Apple, Inc.	1,115,929	244,232,221
TOTAL COMMON STOCKS
(Cost $1,631,531,036)		1,931,062,722

Convertible Preferred Stocks - 0.8%
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	232,064	11,317,761
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Lyft, Inc. Series I (c)(d)	116,442	5,513,983
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,114,003)		16,831,744

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 2.23% (f)	91,302,399	91,320,660
Fidelity Securities Lending Cash Central Fund 2.23% (f)(g)	12,907,488	12,908,778
TOTAL MONEY MARKET FUNDS
(Cost $104,229,438)		104,229,438
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,744,874,477)		2,052,123,904
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(14,837,752)
NET ASSETS - 100%		$2,037,286,152

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,077,485 or 1.2% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,435,092 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Lyft, Inc. Series I	6/27/18	$5,513,983
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$394,110
Fidelity Securities Lending Cash Central Fund	235,643
Total	$629,753

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,931,062,722	$1,867,349,019	$54,852,238	$8,861,465
Convertible Preferred Stocks	16,831,744	--	--	16,831,744
Money Market Funds	104,229,438	104,229,438	--	--
Total Investments in Securities:	$2,052,123,904	$1,971,578,457	$54,852,238	$25,693,209

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$32,593,538
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(3,081,633)
Cost of Purchases	--
Proceeds of Sales	(12,680,161)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,831,744
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$2,035,201
Other Investments in Securities
Beginning Balance	$8,869,106
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(7,641)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,861,465
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(7,641)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$25,693,209	Market approach	Transaction price	$5.61 - $48.77 / $34.27	Increase
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

October 31, 2018

ANR-QTLY-1218
1.809101.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 0.8%
Commodity Chemicals - 0.8%
LG Chemical Ltd.	2,975	$904,755
LyondellBasell Industries NV Class A	65,700	5,865,039
		6,769,794
Energy Equipment & Services - 9.1%
Oil & Gas Drilling - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	277,272	935,157
Nabors Industries Ltd.	509,852	2,533,964
Odfjell Drilling Ltd.	564,256	2,068,318
Precision Drilling Corp. (a)	899,100	2,171,855
Shelf Drilling Ltd. (a)(b)	656,169	4,281,935
Trinidad Drilling Ltd. (a)	843,400	1,063,500
		13,054,729
Oil & Gas Equipment & Services - 7.5%
Baker Hughes, a GE Co. Class A	871,400	23,257,666
Halliburton Co.	448,500	15,553,980
KLX Energy Services Holdings, Inc. (a)	54,150	1,564,394
Liberty Oilfield Services, Inc. Class A (c)	199,800	3,792,204
NCS Multistage Holdings, Inc. (a)	113,069	1,277,680
RigNet, Inc. (a)	274,950	4,701,645
Schlumberger Ltd.	169,518	8,697,969
Smart Sand, Inc. (a)(c)	113,800	315,226
		59,160,764

TOTAL ENERGY EQUIPMENT & SERVICES		72,215,493

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	411,560	1,487,425
Machinery - 0.6%
Industrial Machinery - 0.6%
Cactus, Inc. (a)	53,100	1,776,726
Gardner Denver Holdings, Inc. (a)	73,700	1,994,322
ProPetro Holding Corp. (a)	38,800	684,820
		4,455,868
Oil, Gas & Consumable Fuels - 88.7%
Coal & Consumable Fuels - 0.4%
Peabody Energy Corp.	79,600	2,821,820
Integrated Oil & Gas - 18.1%
Cenovus Energy, Inc. (Canada)	9,279	78,520
Chevron Corp.	637,309	71,155,550
Exxon Mobil Corp.	365,461	29,119,932
Occidental Petroleum Corp.	358,000	24,011,060
Suncor Energy, Inc.	546,000	18,315,439
		142,680,501
Oil & Gas Exploration & Production - 48.4%
Aker Bp ASA	50,400	1,662,103
Anadarko Petroleum Corp.	597,383	31,780,776
Berry Petroleum Corp.	326,300	4,568,200
Cabot Oil & Gas Corp.	825,600	20,004,288
Centennial Resource Development, Inc. Class A (a)(c)	360,500	6,907,180
Concho Resources, Inc. (a)	132,672	18,453,348
ConocoPhillips Co.	147,400	10,303,260
Continental Resources, Inc. (a)	367,900	19,380,972
Denbury Resources, Inc. (a)	641,600	2,213,520
Devon Energy Corp.	633,000	20,509,200
Diamondback Energy, Inc.	274,900	30,887,764
Encana Corp.	2,002,000	20,438,968
Energen Corp. (a)	31,000	2,231,070
Enerplus Corp.	38,600	358,594
EOG Resources, Inc.	532,186	56,060,473
Extraction Oil & Gas, Inc. (a)	381,662	3,049,479
Gran Tierra Energy, Inc. (U.S.) (a)	1,049,800	3,201,890
Hess Corp.	235,400	13,511,960
Kosmos Energy Ltd. (a)	529,700	3,437,753
Magnolia Oil & Gas Corp.	424,000	5,278,800
Magnolia Oil & Gas Corp. Class A (a)	489,200	6,090,540
Noble Energy, Inc.	363,100	9,023,035
Northern Oil & Gas, Inc. (a)	270,200	794,388
Oasis Petroleum, Inc. (a)	254,400	2,559,264
Parex Resources, Inc. (a)	599,300	8,726,941
Parsley Energy, Inc. Class A (a)	643,800	15,077,796
PDC Energy, Inc. (a)	166,288	7,058,926
Pioneer Natural Resources Co.	180,316	26,555,137
Ring Energy, Inc. (a)	178,932	1,275,785
Viper Energy Partners LP	464,200	16,692,632
W&T Offshore, Inc. (a)	179,300	1,208,482
Whiting Petroleum Corp. (a)	267,600	9,981,480
WPX Energy, Inc. (a)	215,421	3,455,353
		382,739,357
Oil & Gas Refining & Marketing - 17.9%
Delek U.S. Holdings, Inc.	1,040,200	38,196,144
HollyFrontier Corp.	112,200	7,566,768
Marathon Petroleum Corp.	365,178	25,726,790
Phillips 66 Co.	329,418	33,870,759
Reliance Industries Ltd.	242,935	3,485,868
Valero Energy Corp.	355,700	32,400,713
		141,247,042
Oil & Gas Storage & Transport - 3.9%
Cheniere Energy, Inc. (a)	189,200	11,429,572
Delek Logistics Partners LP	29,000	916,400
Enterprise Products Partners LP	156,800	4,205,376
Euronav NV	444,980	4,093,816
Golar LNG Ltd.	162,400	4,349,072
Noble Midstream Partners LP (a)(d)	48,372	1,651,420
Teekay LNG Partners LP	38,300	544,243
The Williams Companies, Inc.	156,900	3,817,377
		31,007,276

TOTAL OIL, GAS & CONSUMABLE FUELS		700,495,996

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.1%
SolarEdge Technologies, Inc. (a)(c)	12,000	464,760
TOTAL COMMON STOCKS
(Cost $724,907,431)		785,889,336

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.23% (e)	5,572,096	5,573,211
Fidelity Securities Lending Cash Central Fund 2.23% (e)(f)	10,161,568	10,162,585
TOTAL MONEY MARKET FUNDS
(Cost $15,735,796)		15,735,796
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $740,643,227)		801,625,132
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(11,549,271)
NET ASSETS - 100%		$790,075,861

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,281,935 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,651,420 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,063
Fidelity Securities Lending Cash Central Fund	24,039
Total	$65,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

October 31, 2018

AFBT-QTLY-1218
1.809084.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 91.2%
Biotechnology - 91.2%
AbbVie, Inc.	2,774,476	$215,992,957
Abeona Therapeutics, Inc. (a)(b)	580,728	4,994,261
ACADIA Pharmaceuticals, Inc. (a)(b)	468,186	9,120,263
Acceleron Pharma, Inc. (a)	109,841	5,576,628
Acorda Therapeutics, Inc. (a)	807,853	15,438,071
Agios Pharmaceuticals, Inc. (a)(b)	238,328	15,028,964
Aimmune Therapeutics, Inc. (a)	98,402	2,615,525
Alder Biopharmaceuticals, Inc. (a)	179,535	2,280,095
Alexion Pharmaceuticals, Inc. (a)	1,617,314	181,252,380
Alkermes PLC (a)	381,403	15,572,684
Allakos, Inc. (a)(b)	221,865	10,727,173
Allogene Therapeutics, Inc. (b)	129,228	3,102,764
Alnylam Pharmaceuticals, Inc. (a)	319,110	25,666,017
AMAG Pharmaceuticals, Inc. (a)	105,591	2,270,207
Amgen, Inc.	1,746,114	336,633,311
Amicus Therapeutics, Inc. (a)	1,449,654	16,207,132
AnaptysBio, Inc. (a)	133,993	10,011,957
Arena Pharmaceuticals, Inc. (a)	128,416	4,579,315
Argenx SE ADR (a)	345,100	27,611,451
Array BioPharma, Inc. (a)	1,215,589	19,692,542
Arrowhead Pharmaceuticals, Inc. (a)(b)	340,000	4,324,800
Ascendis Pharma A/S sponsored ADR (a)	398,440	25,615,708
Atara Biotherapeutics, Inc. (a)(b)	489,424	16,723,618
Audentes Therapeutics, Inc. (a)	594,200	16,756,440
BeiGene Ltd.	109,800	952,110
BioCryst Pharmaceuticals, Inc. (a)	465,394	3,406,684
Biogen, Inc. (a)	124,611	37,915,389
bluebird bio, Inc. (a)	94,795	10,872,987
Blueprint Medicines Corp. (a)	531,661	32,309,039
Cara Therapeutics, Inc. (a)(b)	157,060	2,943,304
Celgene Corp. (a)	1,189,044	85,135,550
Clovis Oncology, Inc. (a)(b)	107,025	1,244,701
Coherus BioSciences, Inc. (a)	136,200	1,592,178
Corvus Pharmaceuticals, Inc. (a)	153,661	1,166,287
Crinetics Pharmaceuticals, Inc. (a)(b)	373,393	9,301,220
CytomX Therapeutics, Inc. (a)	64,961	926,344
Dynavax Technologies Corp. (a)(b)	203,219	2,009,836
Eagle Pharmaceuticals, Inc. (a)(b)	36,384	1,791,548
Emergent BioSolutions, Inc. (a)	93,414	5,716,003
Enanta Pharmaceuticals, Inc. (a)	46,425	3,582,153
Exact Sciences Corp. (a)	464,382	32,994,341
Exelixis, Inc. (a)	485,347	6,731,763
FibroGen, Inc. (a)	762,545	32,690,304
Genomic Health, Inc. (a)	84,238	6,040,707
Gilead Sciences, Inc.	1,616,417	110,207,311
Global Blood Therapeutics, Inc. (a)	326,318	11,450,499
Gritstone Oncology, Inc.	544,925	9,269,174
Halozyme Therapeutics, Inc. (a)	301,931	4,688,988
Heron Therapeutics, Inc. (a)	783,531	21,750,821
ImmunoGen, Inc. (a)	383,359	2,081,639
Immunomedics, Inc. (a)(b)	292,399	6,587,749
Inovio Pharmaceuticals, Inc. (a)	399,500	1,969,535
Insmed, Inc. (a)	560,700	8,186,220
Intercept Pharmaceuticals, Inc. (a)	168,304	16,158,867
Ionis Pharmaceuticals, Inc. (a)	719,838	35,667,973
Ironwood Pharmaceuticals, Inc. Class A (a)	297,475	3,896,923
Karyopharm Therapeutics, Inc. (a)	197,640	2,083,126
Keryx Biopharmaceuticals, Inc. (a)(b)	383,900	1,067,242
Kezar Life Sciences, Inc. (b)	439,265	10,863,023
La Jolla Pharmaceutical Co. (a)(b)	553,113	9,015,742
Lexicon Pharmaceuticals, Inc. (a)(b)	176,766	1,384,078
Ligand Pharmaceuticals, Inc. Class B (a)	46,312	7,632,681
Macrogenics, Inc. (a)	203,447	3,348,738
Mirati Therapeutics, Inc. (a)(b)	406,620	15,195,389
Myriad Genetics, Inc. (a)	171,500	7,722,645
Natera, Inc. (a)	161,200	3,539,952
Neurocrine Biosciences, Inc. (a)	629,852	67,488,642
Novavax, Inc. (a)(b)	995,321	1,751,765
Opko Health, Inc. (a)(b)	682,700	2,307,526
PDL BioPharma, Inc. (a)	889,300	2,214,357
Portola Pharmaceuticals, Inc. (a)(b)	144,324	2,841,740
Progenics Pharmaceuticals, Inc. (a)	302,181	1,513,927
Protagonist Therapeutics, Inc. (a)	188,401	1,505,324
Prothena Corp. PLC (a)	140,434	1,741,382
PTC Therapeutics, Inc. (a)	127,909	4,927,055
Puma Biotechnology, Inc. (a)	75,087	2,781,973
Radius Health, Inc. (a)	82,529	1,306,434
Regeneron Pharmaceuticals, Inc. (a)	435,131	147,613,840
REGENXBIO, Inc. (a)	88,386	5,892,695
Repligen Corp. (a)	109,527	5,938,554
Retrophin, Inc. (a)	126,783	3,253,252
Rigel Pharmaceuticals, Inc. (a)	268,408	770,331
Sage Therapeutics, Inc. (a)	260,315	33,497,334
Sarepta Therapeutics, Inc. (a)	434,181	58,076,051
Scholar Rock Holding Corp.	12,100	284,229
Scholar Rock Holding Corp.	379,709	8,473,396
Seattle Genetics, Inc. (a)	104,420	5,861,095
Sienna Biopharmaceuticals, Inc. (a)	63,193	583,271
Sorrento Therapeutics, Inc. (a)(b)	363,300	1,158,927
Spark Therapeutics, Inc. (a)	274,033	12,328,745
Spectrum Pharmaceuticals, Inc. (a)	247,096	2,940,442
Syros Pharmaceuticals, Inc. (a)	170,750	1,123,535
Syros Pharmaceuticals, Inc. (a)(c)	62,568	411,697
TESARO, Inc. (a)(b)	584,037	16,866,989
TG Therapeutics, Inc. (a)(b)	221,296	1,006,897
Translate Bio, Inc.	417,685	2,233,988
Twist Bioscience Corp.	234,357	2,952,898
Ultragenyx Pharmaceutical, Inc. (a)	99,687	4,829,835
uniQure B.V. (a)	72,930	1,876,489
United Therapeutics Corp. (a)	80,280	8,899,841
Vanda Pharmaceuticals, Inc. (a)	186,279	3,533,713
Vertex Pharmaceuticals, Inc. (a)	1,239,594	210,061,599
Xencor, Inc. (a)	375,526	12,287,211
Y-mAbs Therapeutics, Inc.	298,643	7,334,672
ZIOPHARM Oncology, Inc. (a)(b)	514,600	1,018,908
		2,212,375,585
Health Care Providers & Services - 0.6%
Health Care Services - 0.6%
G1 Therapeutics, Inc. (a)	385,500	15,423,855
Precipio, Inc. (a)(d)	450	121
		15,423,976
Life Sciences Tools & Services - 0.4%
Life Sciences Tools & Services - 0.4%
Morphosys AG sponsored ADR	397,244	9,144,557
Pharmaceuticals - 6.0%
Pharmaceuticals - 6.0%
Adimab LLC (d)(e)(f)	285,956	11,618,392
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	2,739,575
Akcea Therapeutics, Inc. (a)	171,000	3,816,720
AstraZeneca PLC sponsored ADR	1,059,800	41,099,044
BioXcel Therapeutics, Inc. (a)	223,148	1,133,592
Chiasma, Inc. warrants 12/16/24 (a)	81,298	84,431
Kolltan Pharmaceuticals, Inc. rights (a)(f)	1,610,391	16
MyoKardia, Inc. (a)	390,446	20,670,211
Nektar Therapeutics (a)	422,198	16,330,619
NeurogesX, Inc. (a)(f)	150,000	2
Revance Therapeutics, Inc. (a)	241,800	5,263,986
RPI International Holdings LP (a)(d)(f)	12,210	1,801,830
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	382,300
The Medicines Company (a)(b)	422,235	9,821,186
Theravance Biopharma, Inc. (a)	185,530	4,502,813
Xeris Pharmaceuticals, Inc. (b)	646,200	14,164,704
Zogenix, Inc. (a)	312,649	13,056,222
		146,485,643
TOTAL COMMON STOCKS
(Cost $2,055,058,290)		2,383,429,761

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
Biotechnology - 0.3%
Biotechnology - 0.3%
Axcella Health, Inc. Series C (a)(d)(f)	341,857	3,818,543
Immunocore Ltd. Series A (a)(d)(f)	17,149	2,222,454
		6,040,997
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(d)(f)	213,402	774,649
Series B 8.00% (a)(d)(f)	693,558	2,517,616
		3,292,265
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(f)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		9,333,281

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(d)(f)	151,084	995,644
TOTAL PREFERRED STOCKS
(Cost $9,988,211)		10,328,925

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.23% (g)	31,538,765	31,545,073
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	98,985,471	98,995,370
TOTAL MONEY MARKET FUNDS
(Cost $130,534,557)		130,540,443
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $2,195,581,058)		2,524,299,129
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(97,286,368)
NET ASSETS - 100%		$2,427,012,761

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,697 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,749,268 or 1.0% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$4,788,065
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$213,402
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12 - 7/31/17	$161,441
RPI International Holdings LP	5/21/15	$1,439,559
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199,880
Fidelity Securities Lending Cash Central Fund	281,563
Total	$481,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,383,429,761	$2,353,142,933	$13,744,713	$16,542,115
Preferred Stocks	10,328,925	--	--	10,328,925
Money Market Funds	130,540,443	130,540,443	--	--
Total Investments in Securities:	$2,524,299,129	$2,483,683,376	$13,744,713	$26,871,040

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$30,498,190
Total Realized Gain (Loss)	6,361,378
Total Unrealized Gain (Loss)	(8,766,375)
Cost of Purchases	--
Proceeds of Sales	(17,764,268)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$10,328,925
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(1,069,842)
Other Investments in Securities
Beginning Balance	$21,053,430
Total Realized Gain (Loss)	2,940,614
Total Unrealized Gain (Loss)	(3,344,071)
Cost of Purchases	460,782
Proceeds of Sales	(4,568,640)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,542,115
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2018	$(3,344,071)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$26,871,040	Market comparable	Transaction price	$3.79- $132.95 / $34.35	Increase
			Proxy premium	10.8%	Increase
			Proxy discount	4.2% - 21.3% / 8.2%	Decrease
		Market approach	Transaction price	$40.63 - $147.57 / $54.99	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Communications Equipment Fund

October 31, 2018

AFDC-QTLY-1218
1.809086.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Aerospace & Defense - 0.4%
Aerospace & Defense - 0.4%
Harris Corp.	640	$95,174
Communications Equipment - 82.7%
Communications Equipment - 82.7%
ADTRAN, Inc.	31,880	428,467
Applied Optoelectronics, Inc. (a)	870	17,078
Arista Networks, Inc. (a)	2,670	615,035
Arris International PLC (a)	18,720	465,566
Calix Networks, Inc. (a)	6,330	46,209
Ciena Corp. (a)	2,580	80,651
Cisco Systems, Inc.	145,964	6,677,851
CommScope Holding Co., Inc. (a)	56,980	1,370,939
Comtech Telecommunications Corp.	3,440	96,045
EchoStar Holding Corp. Class A (a)	5,780	234,379
Extreme Networks, Inc. (a)	16,580	92,019
F5 Networks, Inc. (a)	8,705	1,525,812
Finisar Corp. (a)(b)	28,070	468,488
Infinera Corp. (a)(b)	25,957	143,802
InterDigital, Inc.	6,060	429,957
Juniper Networks, Inc.	44,308	1,296,895
Lumentum Holdings, Inc. (a)	10,000	546,500
Mitel Networks Corp. (a)	40,900	449,082
Motorola Solutions, Inc.	4,249	520,757
NETGEAR, Inc. (a)	2,800	155,344
NetScout Systems, Inc. (a)	10,360	261,694
Nokia Corp. sponsored ADR (b)	343,340	1,929,571
Oclaro, Inc. (a)	56,830	467,143
Palo Alto Networks, Inc. (a)	5,390	986,586
Plantronics, Inc.	5,660	333,770
Quantenna Communications, Inc. (a)	18,320	329,027
Radware Ltd. (a)	2,760	64,060
Sierra Wireless, Inc. (a)	2,600	46,867
Sonus Networks, Inc. (a)	48,920	332,656
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	176,350	1,527,191
ViaSat, Inc. (a)(b)	3,060	195,106
Viavi Solutions, Inc. (a)	54,990	634,035
		22,768,582
Electronic Equipment & Components - 2.9%
Electronic Components - 0.4%
Corning, Inc.	3,100	99,045
Electronic Manufacturing Services - 1.6%
Fabrinet	4,260	184,543
IPG Photonics Corp. (a)	240	32,052
Jabil, Inc.	5,680	140,466
TE Connectivity Ltd.	1,200	90,504
		447,565
Technology Distributors - 0.9%
CDW Corp.	1,130	101,711
Dell Technologies, Inc. (a)	1,794	162,160
		263,871

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		810,481

Interactive Media & Services - 2.2%
Interactive Media & Services - 2.2%
Alphabet, Inc.:
Class A (a)	379	413,330
Class C (a)	168	180,897
		594,227
IT Services - 1.9%
Data Processing & Outsourced Services - 0.5%
WNS Holdings Ltd. sponsored ADR (a)	2,620	131,498
IT Consulting & Other Services - 1.4%
Amdocs Ltd.	2,100	132,867
Cognizant Technology Solutions Corp. Class A	1,280	88,358
Presidio, Inc.	13,530	181,302
		402,527

TOTAL IT SERVICES		534,025

Media - 0.7%
Cable & Satellite - 0.7%
Comcast Corp. Class A	5,200	198,328
Semiconductors & Semiconductor Equipment - 4.5%
Semiconductors - 4.5%
Acacia Communications, Inc. (a)	12,690	437,424
Analog Devices, Inc.	1,030	86,221
Broadcom, Inc.	515	115,097
Marvell Technology Group Ltd.	3,872	63,540
Maxim Integrated Products, Inc.	380	19,008
NXP Semiconductors NV	1,750	131,233
ON Semiconductor Corp. (a)	7,530	128,010
Qualcomm, Inc.	4,181	262,943
		1,243,476
Software - 2.6%
Application Software - 1.4%
Citrix Systems, Inc.	1,130	115,791
LogMeIn, Inc.	1,830	157,600
Micro Focus International PLC	6,300	97,664
SailPoint Technologies Holding, Inc. (a)	230	5,989
		377,044
Systems Software - 1.2%
Check Point Software Technologies Ltd. (a)	1,270	140,970
Oracle Corp.	3,940	192,430
		333,400

TOTAL SOFTWARE		710,444

Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	4,980	120,217
Samsung Electronics Co. Ltd.	1,700	63,173
		183,390
TOTAL COMMON STOCKS
(Cost $22,921,562)		27,138,127

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 2.23% (c)	345,367	345,436
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	2,028,943	2,029,146
TOTAL MONEY MARKET FUNDS
(Cost $2,374,582)		2,374,582
TOTAL INVESTMENT IN SECURITIES - 107.2%
(Cost $25,296,144)		29,512,709
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(1,983,039)
NET ASSETS - 100%		$27,529,670

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,671
Fidelity Securities Lending Cash Central Fund	793
Total	$3,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$27,138,127	$27,040,463	$97,664	$--
Money Market Funds	2,374,582	2,374,582	--	--
Total Investments in Securities:	$29,512,709	$29,415,045	$97,664	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

October 31, 2018

AFEL-QTLY-1218
1.809067.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Electronic Equipment & Components - 4.5%
Electronic Manufacturing Services - 4.5%
Flextronics International Ltd. (a)	344,400	$2,706,984
Jabil, Inc.	198,876	4,918,203
TTM Technologies, Inc. (a)	254,000	2,971,800
		10,596,987
Semiconductors & Semiconductor Equipment - 92.5%
Semiconductor Equipment - 21.7%
Advanced Energy Industries, Inc. (a)	66,300	2,852,889
Applied Materials, Inc.	605,800	19,918,704
KLA-Tencor Corp.	77,700	7,112,658
Lam Research Corp.	126,981	17,997,017
MKS Instruments, Inc.	40,500	2,984,445
		50,865,713
Semiconductors - 70.8%
Alpha & Omega Semiconductor Ltd. (a)	69,500	644,265
Ambarella, Inc. (a)(b)	21,200	737,336
Analog Devices, Inc.	137,970	11,549,469
Broadcom, Inc.	92,600	20,695,174
Cypress Semiconductor Corp.	86,500	1,119,310
Inphi Corp. (a)(b)	163,238	5,223,616
Intel Corp.	239,375	11,221,900
MACOM Technology Solutions Holdings, Inc. (a)(b)	238,300	3,352,881
Marvell Technology Group Ltd.	965,204	15,838,998
Maxim Integrated Products, Inc.	47,600	2,380,952
MaxLinear, Inc. Class A (a)	166,849	3,238,539
Microchip Technology, Inc. (b)	139,000	9,143,420
Micron Technology, Inc. (a)	302,112	11,395,665
NVIDIA Corp.	114,623	24,165,967
NXP Semiconductors NV	143,749	10,779,738
O2Micro International Ltd. sponsored ADR (a)	25,700	41,634
ON Semiconductor Corp. (a)	669,100	11,374,700
Qorvo, Inc. (a)	37,846	2,782,059
Qualcomm, Inc.	299,926	18,862,346
Renesas Electronics Corp. (a)	271,000	1,436,239
Sanken Electric Co. Ltd.	19,600	434,610
		166,418,818

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		217,284,531

TOTAL COMMON STOCKS
(Cost $225,506,150)		227,881,518

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 2.23% (c)	1,319,789	1,320,053
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	14,341,434	14,342,868
TOTAL MONEY MARKET FUNDS
(Cost $15,662,921)		15,662,921
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $241,169,071)		243,544,439
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(8,648,062)
NET ASSETS - 100%		$234,896,377

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,837
Fidelity Securities Lending Cash Central Fund	12,334
Total	$32,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Real Estate Fund

October 31, 2018

ARE-QTLY-1218
1.809102.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.7%
REITs - Apartments - 17.2%
AvalonBay Communities, Inc.	189,140	$33,171,373
Equity Residential (SBI)	413,209	26,842,057
Essex Property Trust, Inc.	93,347	23,409,561
UDR, Inc.	338,200	13,254,058
		96,677,049
REITs - Diversified - 9.4%
Clipper Realty, Inc.	113,200	1,521,408
Digital Realty Trust, Inc.	43,100	4,450,506
Duke Realty Corp.	621,500	17,134,755
Equinix, Inc.	41,400	15,679,836
Vornado Realty Trust	53,300	3,628,664
Washington REIT (SBI)	369,300	10,292,391
		52,707,560
REITs - Health Care - 9.5%
Healthcare Realty Trust, Inc.	387,900	10,806,894
Ventas, Inc.	413,805	24,017,242
Welltower, Inc.	284,819	18,817,991
		53,642,127
REITs - Hotels - 7.1%
Braemar Hotels & Resorts, Inc.	270,000	2,872,800
DiamondRock Hospitality Co.	945,250	9,877,863
Host Hotels & Resorts, Inc.	602,034	11,504,870
RLJ Lodging Trust	216,000	4,199,040
Sunstone Hotel Investors, Inc.	777,200	11,246,084
		39,700,657
REITs - Management/Investment - 1.4%
American Tower Corp.	22,800	3,552,468
Retail Properties America, Inc.	353,200	4,333,764
		7,886,232
REITs - Manufactured Homes - 3.0%
Equity Lifestyle Properties, Inc.	177,203	16,779,352
REITs - Office Property - 14.9%
Boston Properties, Inc.	274,547	33,154,296
Corporate Office Properties Trust (SBI)	384,300	9,930,312
Douglas Emmett, Inc.	275,800	9,981,202
Highwoods Properties, Inc. (SBI)	272,800	11,632,192
SL Green Realty Corp.	212,700	19,411,002
		84,109,004
REITs - Regional Malls - 10.1%
Simon Property Group, Inc.	273,650	50,220,246
Taubman Centers, Inc.	123,700	6,804,737
		57,024,983
REITs - Shopping Centers - 6.0%
Acadia Realty Trust (SBI)	385,771	10,739,865
Cedar Realty Trust, Inc.	873,870	3,294,490
DDR Corp.	513,950	6,388,399
Urban Edge Properties	652,341	13,366,467
		33,789,221
REITs - Storage - 8.0%
Extra Space Storage, Inc.	44,700	4,025,682
Public Storage	198,150	40,713,881
		44,739,563
REITs - Warehouse/Industrial - 8.7%
Americold Realty Trust	163,300	4,041,675
Prologis, Inc.	615,354	39,671,872
Rexford Industrial Realty, Inc.	165,200	5,231,884
		48,945,431
Residential REITs - 1.4%
Invitation Homes, Inc.	353,800	7,741,144

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		543,742,323

Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Hilton Grand Vacations, Inc. (a)	97,700	2,625,199
Hilton Worldwide Holdings, Inc.	60,000	4,270,200
		6,895,399
Household Durables - 0.5%
Homebuilding - 0.5%
D.R. Horton, Inc.	73,800	2,653,848
Real Estate Management & Development - 0.5%
Real Estate Development - 0.5%
Howard Hughes Corp. (a)	24,300	2,709,936
TOTAL COMMON STOCKS
(Cost $440,873,137)		556,001,506

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $10,120,794)	10,118,770	10,120,794
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $450,993,931)		566,122,300
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,666,666)
NET ASSETS - 100%		$562,455,634

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,792
Total	$50,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

October 31, 2018

AGRE-QTLY-1218
1.9879813.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 6.0%
Abacus Property Group unit	9,890	$22,972
Arena (REIT) unit	13,970	21,468
Goodman Group unit	4,911	36,099
Ingenia Communities Group unit	11,825	24,117
National Storage (REIT) unit	25,773	31,118
Propertylink Group unit	42,700	35,378
The GPT Group unit	11,893	43,458

TOTAL AUSTRALIA		214,610

Austria - 0.6%
CA Immobilien Anlagen AG	620	20,182
Bailiwick of Guernsey - 0.5%
Sirius Real Estate Ltd.	26,849	19,150
Bermuda - 1.5%
Hongkong Land Holdings Ltd.	8,950	52,984
Canada - 1.5%
RioCan (REIT)	1,032	18,814
Smart (REIT)	1,469	33,566

TOTAL CANADA		52,380

Cayman Islands - 1.4%
Cheung Kong Property Holdings Ltd.	7,480	48,551
Finland - 0.2%
Kojamo OYJ	800	8,245
France - 1.5%
Gecina SA	361	53,033
Germany - 5.3%
DIC Asset AG	1,270	13,709
Instone Real Estate Group BV (a)	1,860	43,630
LEG Immobilien AG	771	84,411
Vonovia SE	1,050	48,071

TOTAL GERMANY		189,821

Hong Kong - 3.5%
Sino Land Ltd.	33,205	52,082
Sun Hung Kai Properties Ltd.	5,494	71,401

TOTAL HONG KONG		123,483

Ireland - 3.0%
Hibernia (REIT) PLC	45,600	71,792
Irish Residential Properties REIT PLC	21,200	34,145

TOTAL IRELAND		105,937

Italy - 0.6%
COIMA RES SpA (a)	2,600	22,617
Japan - 10.0%
Advance Residence Investment Corp.	17	43,421
Kenedix Office Investment Corp.	7	43,364
Kenedix Residential Investment Corp.	14	21,391
Kenedix, Inc.	2,800	14,566
Mitsubishi Estate Co. Ltd.	3,938	62,936
Mitsui Fudosan Co. Ltd.	4,210	94,819
ORIX JREIT, Inc.	32	48,949
Star Asia Investment Corp.	22	20,511
Tokyu Fudosan Holdings Corp.	1,000	5,634

TOTAL JAPAN		355,591

Luxembourg - 0.6%
Aroundtown SA	2,529	20,997
Mexico - 0.5%
Concentradora Fibra Hotelera Mexicana SA de CV (a)	18,700	8,976
Terrafina	6,800	8,268

TOTAL MEXICO		17,244

Netherlands - 2.0%
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	386	70,075
Singapore - 4.1%
Mapletree Commercial Trust	34,700	40,333
Parkway Life REIT	31,800	59,690
UOL Group Ltd.	10,830	47,146

TOTAL SINGAPORE		147,169

Sweden - 0.3%
Cibus Nordic Real Estate AB	960	11,122
United Kingdom - 5.0%
Assura PLC	12,392	8,300
Capital & Counties Properties PLC	5,840	18,684
Derwent London PLC	1,490	55,783
Grainger Trust PLC	3,786	13,114
Londonmetric Properity PLC	22,546	51,959
U & I Group PLC	9,996	29,259

TOTAL UNITED KINGDOM		177,099

United States of America - 51.3%
American Homes 4 Rent Class A	1,652	34,808
Apartment Investment & Management Co. Class A	351	15,107
AvalonBay Communities, Inc.	388	68,047
Boston Properties, Inc.	755	91,174
Braemar Hotels & Resorts, Inc.	400	4,256
Brandywine Realty Trust (SBI)	1,892	26,602
Brixmor Property Group, Inc.	1,200	19,440
Camden Property Trust (SBI)	358	32,317
Crown Castle International Corp.	235	25,554
DiamondRock Hospitality Co.	2,414	25,226
Digital Realty Trust, Inc.	598	61,749
Duke Realty Corp.	2,885	79,539
Equinix, Inc.	65	24,618
Equity Lifestyle Properties, Inc.	886	83,895
Equity Residential (SBI)	1,091	70,871
Essex Property Trust, Inc.	139	34,858
Extra Space Storage, Inc.	453	40,797
Gaming & Leisure Properties	550	18,530
Healthcare Trust of America, Inc.	992	26,050
Host Hotels & Resorts, Inc.	3,140	60,005
Hudson Pacific Properties, Inc.	392	11,878
Kimco Realty Corp.	1,858	29,895
Prologis, Inc.	2,410	155,373
Public Storage	269	55,271
Regency Centers Corp.	752	47,647
RLJ Lodging Trust	677	13,161
Sabra Health Care REIT, Inc.	550	11,908
Simon Property Group, Inc.	928	170,306
SL Green Realty Corp.	461	42,071
Spirit Realty Capital, Inc.	3,638	28,449
Sun Communities, Inc.	534	53,651
Terreno Realty Corp.	229	8,571
The Macerich Co.	595	30,714
UDR, Inc.	2,832	110,986
Urban Edge Properties	230	4,713
Ventas, Inc.	1,216	70,577
VEREIT, Inc.	2,662	19,512
VICI Properties, Inc.	1,554	33,551
Washington REIT (SBI)	402	11,204
Welltower, Inc.	1,037	68,515

TOTAL UNITED STATES OF AMERICA		1,821,396

TOTAL COMMON STOCKS
(Cost $3,552,239)		3,531,686

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $18,303)	18,299	18,303
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,570,542)		3,549,989
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,000
NET ASSETS - 100%		$3,553,989

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,223 or 2.1% of net assets.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$275
Total	$275

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,122	$11,122	$--	$--
Financials	55,889	55,889	--	--
Real Estate	3,464,675	3,229,885	234,790	--
Money Market Funds	18,303	18,303	--	--
Total Investments in Securities:	$3,549,989	$3,315,199	$234,790	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$75,909
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018